Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Comprehensive income
Net income	$ 15,996	$ 12,026	$ 11,539
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax recovery (expense) of $310 for the year ended January 31, 2013 (January 31, 2012 – ($188); January 31, 2011 – $534)	1,932	(1,885)	3,856
Total other comprehensive income (loss)	1,932	(1,885)	3,856
Comprehensive income	$ 17,928	$ 10,141	$ 15,395